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Report of Independent Accountants on Applying Agreed-Upon Procedures

BF – LMRK JV LLC	21 April 2023
LMRK Issuer Co III LLC
400 Continental Blvd., Suite 500
El Segundo, California 90245

Re:	LMRK Issuer Co III LLC (the “Issuer”)
Secured Tenant Site Contract Revenue Notes (the “Notes”)
Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by BF – LMRK JV LLC (“Landmark”), the Issuer and RBC Capital Markets, LLC (“RBC Capital Markets,” together with Landmark and the Issuer, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of assets consisting of fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain wireless communication sites and assignments of tenant leases, licenses or similar agreements with respect to certain wireless communication sites (the “Tenant Site Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Landmark, on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “LMRK JV_Data Tape_4Q2022_v03.13.2023_Final.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that Landmark, on behalf of the Issuer, indicated contains information as of 31 December 2022 (the “Cut-Off Date”) relating to the Tenant Site Assets,
b.	Imaged copies of:
	i.	The easement and assignment of lease agreement or other related documents (collectively and as applicable, the “Easement Agreement”),
	ii.	The lease agreement or other related documents (collectively and as applicable, the “Lease Agreement”),
	iii.	The purchase and sale agreement or other related documents (collectively and as applicable, the “Purchase and Sale Agreement”),
	iv.	The estoppel certificate (the “Estoppel Certificate”),
	v.	Certain printed screen shots of the parent company credit rating (the “Parent Rating Screenshots”),
	vi.	The closing statement (the “Closing Statement”) and
	vii.	The underwriting summary (the “Underwriting Summary,” together with the Easement Agreement, Lease Agreement, Purchase and Sale Agreement, Estoppel Certificate, Parent Rating Screenshots and Closing Statement, the “Source Documents”),
as applicable, that Landmark, on behalf of the Issuer, indicated relate to each Sample Asset (as defined in Attachment A),
c.	Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Revenue Schedule”), that Landmark, on behalf of the Issuer, indicated contain information relating to the rent collected during the lease life for each Sample Asset,
d.	Certain schedules and the corresponding record layout and decode information, as applicable (collectively and as applicable, the “BTA Rank Schedule,” together with the Source Documents and Revenue Schedule, the “Sources”), that Landmark, on behalf of the Issuer, indicated contain information relating to the BTA rank for certain Sample Assets,
e.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by Landmark, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Tenant Site Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Landmark, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Tenant Site Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
	ii.	The value of the collateral securing the Tenant Site Assets,
	iii.	Whether the originator(s) of the Tenant Site Assets complied with federal, state or local laws or regulations or
	iv.	Any other factor or characteristic of the Tenant Site Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

21 April 2023

Attachment A

Procedures performed and our associated findings

1.	As instructed by Landmark, on behalf of the Issuer, we randomly selected a sample of 25 Tenant Site Assets from the Data File (the “Sample Assets”). For the purpose of this procedure, Landmark, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Assets or the methodology they instructed us to use to select the Sample Assets from the Data File.

For the purpose of the procedures described in this report, the 25 Sample Assets are referred to as Sample Asset Numbers 1 through 25.

2.	For each Sample Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided to us by Landmark, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Sample Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Data File for such Sample Characteristic agreed with the corresponding information on at least one of the Sources listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
LD asset ID	LD Asset ID	Underwriting Summary	i.
Address	Address	Easement Agreement, Lease Agreement, Purchase and Sale Agreement or Underwriting Summary	ii.
State	State	Easement Agreement, Lease Agreement, Purchase and Sale Agreement or Underwriting Summary	ii.
Zip code	Zip	Easement Agreement, Lease Agreement, Purchase and Sale Agreement or Underwriting Summary	iii.
Tenant name	Tenant Name	Lease Agreement, Easement Agreement, Purchase and Sale Agreement or Underwriting Summary	ii.
Entity	Entity	Lease Agreement, Easement Agreement or Purchase and Sale Agreement	ii.
Structure type RPI type	Structure Type RPI Type	Underwriting Summary Easement Agreement, Lease Agreement or Purchase and Sale Agreement	ii.
Purchase term	Purchase Term	Easement Agreement, Lease Agreement or Purchase and Sale Agreement	iv.
Lease commencement date	Lease Commencement Date	Lease Agreement, Easement Agreement, Underwriting Summary or Estoppel Certificate	v.
LD acquisition date	LD Acquisition Date	Closing Statement or Underwriting Summary	v.

Exhibit 1 to Attachment A

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
BTA rank	BTARank	(a) Underwriting Summary or	vi.
(b) Lease Agreement and BTA Rank Schedule
Parent bond rating	Parent bond rating	Parent Rating Screenshots	vii.
Lease expiration date	Final Lease Expiration	(a) Lease Agreement or Underwriting Summary or	v., viii.
(b) Lease Agreement, Easement Agreement, Underwriting Summary or Estoppel Certificate, as applicable, and recalculation
Total remaining lease life (years)	Total Remaining Lease Life (Yrs)	Lease Agreement, Easement Agreement, Underwriting Summary or Estoppel Certificate, as applicable, and recalculation	ix.
Term excluding renewals (years)	Term Excluding Renewals	Recalculation	x.
2023 revenue	1/1/2023 through 12/1/2023	Lease Agreement and/or Revenue Schedule, as applicable, and recalculation	xi., xii.
2024 revenue	1/1/2024 through 12/1/2024	Lease Agreement and/or Revenue Schedule, as applicable, and recalculation	xi., xiii.
Escalator type	Escalator Type	Lease Agreement or Underwriting Summary	xi.
Escalator frequency	Escalator / Growth Frequency	Lease Agreement or Underwriting Summary	xi.
Escalator amount	Escalator / Growth	(a) Lease Agreement or	xi., xiv.
(b) Lease Agreement and recalculation

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling errors.

iii.	For the purpose of comparing the zip code Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Data File, to the corresponding first five digits of the zip code, as shown on the Source.

iv.	For the purpose of comparing the purchase term Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to note agreement with a purchase term value of “1188,” as shown on the Data File, if the corresponding purchase term value, as shown on the Source, was “perpetual.”

v.	For the purpose of comparing the indicated Sample Characteristics for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 1.5 years or less.

vi.	For the purpose of comparing the BTA rank Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to use the BTA rank for the county and state, both as shown on the BTA Rank Schedule, corresponding to the county and state, both as shown on the Lease Agreement.

vii.	For the purpose of comparing the parent bond rating Sample Characteristic for each Sample Asset (except for the Sample Assets described in the succeeding paragraph(s) of this note), Landmark, on behalf of the Issuer, instructed us to note agreement if the parent bond rating, as shown on the Data File, agreed with the corresponding parent bond rating, as shown in the Source, in accordance with the decode table shown below:

Data File Value	Source Value
BBB+	Baa1
BBB	Baa2
BBB-	Baa3
BB	Ba2

Landmark, on behalf of the Issuer, instructed us to not to compare the parent bond rating Sample Characteristic for any Sample Assets with a parent bond rating value of “NR,” as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the lease expiration date Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to use the lease expiration date, as shown in the applicable Source, or if the applicable Source did not contain the lease expiration date, to recalculate the lease expiration date using the information, assumptions and methodologies described in the Source (and in accordance with any other applicable note(s)).

ix.	For the purpose of comparing the total remaining lease life (years) Sample Characteristic for each Sample Asset (except for Sample Asset Numbers 9 and 18), Landmark, on behalf of the Issuer, instructed us to:

a.	Recalculate the total remaining lease life (years) by:

(i)	Calculating the difference in days (assuming each year contains 360-days composed of twelve 30-day months) between the:

(1)	Lease expiration date, as determined above (and in accordance with any other applicable note(s)), and

(2)	Cut-Off Date and

(ii)	Dividing the result obtained in (1) above by 360 and

b.	Ignore differences of +/- 0.09 years or less.

For the purpose of comparing the total remaining lease life (years) Sample Characteristic for Sample Asset Numbers 9 and 18, Landmark, on behalf of the Issuer, instructed us to:

a.	Recalculate the total remaining lease life (years) by:

(i)	Calculating the difference in days (assuming each year contains 360-days composed of twelve 30-day months) between the:

(1)	Expiration of economic rights, which we determined using the information, assumptions and methodologies described in the Lease Agreement or Easement Agreement, as applicable, and

(2)	Cut-Off Date and

(ii)	Dividing the result obtained in (1) above by 360 and

b.	Ignore differences of +/- 0.09 years or less.

x.	For the purpose of comparing the term excluding renewals (years) Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to:

a.	Recalculate the term excluding renewals (years) by:

(i)	Calculating the difference in days (assuming each year contains 360-days composed of twelve 30-day months) between the:

(1)	Next expiration date, as shown on the Data File, and

(2)	Cut-Off Date and

(ii)	Dividing the result obtained in (1) above by 360 and

b.	Ignore differences of +/- 0.09 years or less.

Exhibit 1 to Attachment A

Notes: (continued)

xi.	Landmark, on behalf of the Issuer, instructed us not to compare the indicated Sample Characteristics for Sample Asset Number 1.

xii.	For the purpose of comparing the 2023 revenue Sample Characteristic for each Sample Asset (except for Sample Asset Number 1), Landmark, on behalf of the Issuer, instructed us to compare the 2023 revenue, as described in the succeeding paragraph(s) of this note, to the corresponding 2023 revenue we recalculated using the information, assumptions and methodologies that are described in the Lease Agreement and/or Revenue Schedule, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to calculate the 2023 revenue by summing the revenue for each month from and including 1/1/2023 through and including 12/1/2023, all as shown on the Data File.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences or +/- 5.00% or less (calculated as a percentage of the 2023 revenue that is shown on the Data File).

xiii.	For the purpose of comparing the 2024 revenue Sample Characteristic for each Sample Asset (except for Sample Asset Number 1), Landmark, on behalf of the Issuer, instructed us to compare the 2024 revenue, as described in the succeeding paragraph(s) of this note, to the corresponding 2024 revenue we recalculated using the information, assumptions and methodologies that are described in the Lease Agreement and/or Revenue Schedule, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to calculate the 2024 revenue by summing the revenue for each month from and including 1/1/2024 through and including 12/1/2024, all as shown on the Data File.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences or +/- 5.00% or less (calculated as a percentage of the 2024 revenue that is shown on the Data File).

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the escalator amount Sample Characteristic for each Sample Asset (except for Sample Asset Numbers 1, 3 and 5), Landmark, on behalf of the Issuer, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the escalator amount Sample Characteristic for Sample Asset Numbers 3 and 5, Landmark, on behalf of the Issuer, instructed us to recalculate the escalator amount using the information, assumptions and methodologies described in the Lease Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample
Asset Number	Sample Characteristic	Data File Value	Source Value

2	Tenant name	Verizon	SBA
	Parent bond rating	BBB+	BB
	2023 revenue	$9,025.02	$10,532.22
	2024 revenue	$9,272.94	$10,848.19

4	2023 revenue	$9,679.41	$10,381.16

6	2023 revenue	$12,777.60	$11,616.00

9	RPI type	Easement	Assignment of Lease

11	2023 revenue	$19,321.99	$25,989.49
	2024 revenue	$20,094.87	$28,901.06

12	RPI type	Assignment	Easement

15	2023 revenue	$24,515.27	$27,771.14
	2024 revenue	$25,160.72	$28,424.28

16	Escalator amount	5%	3%

18	2024 revenue	$31,726.20	$28,842.00

23	2023 revenue	$43,732.11	$51,820.21
	2024 revenue	$45,044.07	$53,122.04